Commitments and Contingencies - Summary of Maturities and Balance Sheet Presentation Under All Non-cancelable Operating Leases (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Maturity of lease liabilities
2022 (remaining 6 months)	$ 54,386	$ 143,004
2023	217,545	143,004
2024	123,077	71,502
Total lease liabilities	395,008	357,510
Less imputed interest	(28,159)	(34,454)
Present value of operating lease liability	366,849	323,056
Lease liability—current	195,253	121,552
Lease liability—noncurrent	171,596	201,504
Operating lease liability	$ 366,849	$ 323,056